Asset Retirement Obligations and Accrued Environmental Costs (Summary of Pre-Tax Risk-Free Discount Rate and Expected Cash Flow Payments for Asset Retirement Obligations and Accrued Environmental Costs) (Detail)
12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 1,637,000,000
Corporate and Others Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	17
Asset retirement obligations [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Undiscounted Cash Flows	$ 4,000,000,000.0
Asset retirement obligations [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	3.00%
-0.5% Discount Rate	$ 80,000,000
Asset retirement obligations [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
+0.5% Discount Rate	$ (60,000,000)
Asset retirement obligations [Member] | Retail Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Years	1 – 30
Asset retirement obligations [Member] | Potash Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Years	29 – 462
Asset retirement obligations [Member] | Phosphate Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Years	1 – 78
Asset retirement obligations [Member] | Corporate and Others Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Years	1 – 484
Asset retirement obligations [Member] | Potash sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 102,000,000
Asset retirement obligations [Member] | Phosphate sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	518,000,000
Asset retirement obligations [Member] | Retail Site [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	21,000,000
Asset retirement obligations [Member] | Corporate And Other Sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	546,000,000
Accrued environmental costs [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
-0.5% Discount Rate	$ 5,000,000
Accrued environmental costs [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	5.50%
+0.5% Discount Rate	$ (5,000,000)
Accrued environmental costs [Member] | Retail Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Years	1 – 30
Accrued environmental costs [Member] | Corporate and Others Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Years	1 – 20
Accrued environmental costs [Member] | Retail Site [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 75,000,000
Accrued environmental costs [Member] | Corporate And Other Sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 375,000,000